Short-Term Loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2026	Dec. 31, 2025
Short-Term Loans [Line Items]
Short- term borrowed		$ 2,969,715
Repaid borrowings	$ 17,972,154	13,189,978
Amount of borrowed	16,495,494	11,425,606
Amount borrowed	7,292,309				$ 6,358,092
Debt Instrument, Face Amount	736,908
Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Short- term borrowed	1,696,260
Repaid borrowings	2,295,276	654,151
Debt Instrument, Face Amount	$ 4,845,703
Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	2.50%
Repaid borrowings	$ 15,676,878	$ 12,535,827
Amount borrowed			$ 4,892,053
Debt Instrument, Face Amount	$ 1,709,698
Short-Term Loans from Banks [Member] | Subsequent Event [Member]
Short-Term Loans [Line Items]
Amount borrowed				$ 695,651
Minimum [Member]
Short-Term Loans [Line Items]
Interest rates percentage	3.20%
Minimum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage	8.80%
Minimum [Member] | Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage			4.60%
Maximum [Member]
Short-Term Loans [Line Items]
Interest rates percentage		7.50%
Maximum [Member] | Short-Term Loans from Financial Institutions other than Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage		9.00%
Maximum [Member] | Short-Term Loans from Banks [Member]
Short-Term Loans [Line Items]
Interest rates percentage			5.10%